Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Communication Services (6.3%)
*	Roblox Corp. Class A	666,185	91,794
*	Trade Desk Inc. Class A	424,263	36,894
*	Liberty Media Corp.-Liberty Formula One Class C	324,749	32,588
*	Take-Two Interactive Software Inc.	144,017	32,077
	Match Group Inc.	118,375	4,057
			197,410
Consumer Discretionary (13.9%)
	Hilton Worldwide Holdings Inc.	283,568	76,019
*	DraftKings Inc. Class A	1,364,975	61,478
	Wingstop Inc.	132,061	49,832
*	O'Reilly Automotive Inc.	380,214	37,383
	Pool Corp.	116,034	35,755
	Royal Caribbean Cruises Ltd.	99,726	31,700
*	Burlington Stores Inc.	105,569	28,816
*	Mattel Inc.	1,311,909	22,316
	Tractor Supply Co.	367,010	20,901
*	Chipotle Mexican Grill Inc.	373,117	15,999
	Ross Stores Inc.	101,819	13,902
	Domino's Pizza Inc.	27,804	12,879
*	On Holding AG Class A	250,591	12,171
	Lithia Motors Inc.	39,273	11,311
*	Bright Horizons Family Solutions Inc.	72,307	8,178
			438,640
Consumer Staples (4.3%)
	Casey's General Stores Inc.	55,662	28,952
*	Sprouts Farmers Market Inc.	168,696	25,564
*	Celsius Holdings Inc.	481,476	21,830
*	Freshpet Inc.	279,951	19,126
*	e.l.f. Beauty Inc.	119,124	14,437
	Church & Dwight Co. Inc.	149,931	14,059
	Lamb Weston Holdings Inc.	177,323	10,120
			134,088
Energy (3.5%)
	Targa Resources Corp.	297,920	49,577
	Cheniere Energy Inc.	188,790	44,532
	Permian Resources Corp.	1,114,670	15,783
			109,892
Financials (8.6%)
*	Block Inc. (XNYS)	873,109	67,456
	Ares Management Corp. Class A	322,185	59,775
	Tradeweb Markets Inc. Class A	249,672	34,592
	Carlyle Group Inc.	461,136	27,973
	Aon plc Class A (XNYS)	69,040	24,558
	Apollo Global Management Inc.	116,253	16,894
	Nasdaq Inc.	172,331	16,582
	KKR & Co. Inc.	109,684	16,077
	MSCI Inc.	13,836	7,767
			271,674
Health Care (11.6%)
*	Veeva Systems Inc. Class A	277,770	78,942
*	Natera Inc.	339,648	45,397
*	Dexcom Inc.	443,698	35,837
*	Align Technology Inc.	225,015	29,029
*	IDEXX Laboratories Inc.	49,362	26,375
	ResMed Inc.	82,100	22,326
	STERIS plc	88,292	19,997
	Alcon AG	221,129	19,360
*	Alnylam Pharmaceuticals Inc.	46,663	18,303

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	14,210	17,531
*	United Therapeutics Corp.	54,113	14,865
*	Inspire Medical Systems Inc.	116,675	14,531
	GE HealthCare Technologies Inc.	188,244	13,426
	Agilent Technologies Inc.	92,079	10,572
			366,491
Industrials (20.8%)
	Howmet Aerospace Inc.	352,885	63,438
*	Clean Harbors Inc.	215,516	50,821
*	XPO Inc.	417,264	50,193
*	Axon Enterprise Inc.	60,568	45,758
	BWX Technologies Inc.	293,485	44,589
	Vertiv Holdings Co. Class A	276,055	40,194
	FTAI Aviation Ltd.	236,073	32,486
*	Builders FirstSource Inc.	236,897	30,117
	Quanta Services Inc.	72,407	29,407
	GE Vernova Inc.	41,469	27,382
*	ATI Inc.	354,207	27,253
	TransUnion	268,326	25,542
	Rollins Inc.	396,320	22,697
*	API Group Corp.	531,252	19,162
	L3Harris Technologies Inc.	69,174	19,010
*	RBC Bearings Inc.	46,978	18,196
	Cintas Corp.	68,693	15,288
	Waste Connections Inc. (XTSE)	76,200	14,224
	Equifax Inc.	58,804	14,126
*	QXO Inc.	629,438	12,626
*	CACI International Inc. Class A	27,409	12,624
*	Trex Co. Inc.	186,612	11,988
	AGCO Corp.	91,395	10,782
*	Rocket Lab Corp.	189,801	8,716
	Knight-Swift Transportation Holdings Inc.	190,754	8,107
			654,726
Information Technology (22.1%)
	Monolithic Power Systems Inc.	82,062	58,366
*	Datadog Inc. Class A	393,131	55,030
*	HubSpot Inc.	105,746	54,951
	CDW Corp.	245,295	42,775
*	Flex Ltd.	791,785	39,486
	Teradyne Inc.	312,451	33,567
*	AppLovin Corp. Class A	78,347	30,610
*	Unity Software Inc.	910,813	30,385
*	Coherent Corp.	256,286	27,576
*	Cloudflare Inc. Class A	129,300	26,853
*	Zscaler Inc.	92,208	26,331
	Marvell Technology Inc.	326,792	26,264
*	Fortinet Inc.	256,002	25,575
*	Twilio Inc. Class A	190,787	24,611
	Amphenol Corp. Class A	179,886	19,160
*	Snowflake Inc. Class A	85,074	19,014
*	Guidewire Software Inc.	82,434	18,648
*	Silicon Laboratories Inc.	140,252	18,481
*	EPAM Systems Inc.	107,892	17,016
	KLA Corp.	16,973	14,920
	Dolby Laboratories Inc. Class A	195,370	14,719
*	Allegro MicroSystems Inc.	444,287	13,955
*	Fair Isaac Corp.	9,396	13,499
*	Arista Networks Inc.	98,563	12,145
*	Pure Storage Inc. Class A	202,115	12,030
*	MongoDB Inc.	50,246	11,953
*	Lattice Semiconductor Corp.	171,110	8,526
			696,446
Materials (1.4%)
	Eagle Materials Inc.	106,674	23,926
*	James Hardie Industries plc ADR	755,596	19,600
			43,526
Real Estate (2.0%)
	SBA Communications Corp.	137,720	30,949

		Shares	Market Value ($000)
*	CoStar Group Inc.	197,020	18,754
	First Industrial Realty Trust Inc.	273,583	13,329
			63,032
Utilities (2.7%)
	Vistra Corp.	207,086	43,186
	NRG Energy Inc.	247,825	41,436
			84,622
Total Common Stocks (Cost $2,325,475)			3,060,547
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[1]	Vanguard Market Liquidity Fund, 4.367% (Cost $89,724)	897,380	89,729
Total Investments (100.0%) (Cost $2,415,199)			3,150,276
Other Assets and Liabilities—Net (0.0%)			(913)
Net Assets (100%)			3,149,363
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	183	58,324	1,610
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.